Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities:
Net income	$ 52,457	$ 62,950	$ 72,481	$ 83,693	$ 33,259
Adjustments to reconcile net income to net cash provided by operations:
Changes in fair value of open fuel hedge contracts	4,406	(927)	(2,064)	(1,449)	9,875
Gain on debt extinguishment				(19,711)	(53,673)
Non-cash restructuring credit charges, net			22	60	17,233
Equity based stock compensation, net	411	408	569	113	6
Allowance for doubtful accounts	57	(97)	(110)	109	156
Amortization of deferred gains and debt issuance costs	(671)	68	(574)	(255)	(477)
Depreciation and amortization	5,296	4,317	5,620	4,924	4,236
Deferred income tax benefit (loss)	34,164	(53,473)	(52,811)
Loss on disposition of assets	39	77	77	1,010	4,122
Interest and dividends incurred but not paid	21,875	33,300	43,202	38,080	34,626
Capitalized interest	(2,519)	(927)	(1,491)	(951)	(166)
Changes in operating assets and liabilities:
Restricted cash	72,736	(26,346)	(20,196)	16,857	(35,219)
Accounts receivable	(5,316)	(3,388)	(1,014)	(2,450)	6,442
Prepaid maintenance reserves	(27,380)	(26,840)	(35,694)	(26,923)	(21,093)
Long-term deposits and other assets	(19,539)	(7,959)	(13,981)	(6,542)	(11,420)
Accounts payable	4,514	(1,112)	(2,007)	(6,566)	(5,709)
Air traffic liability	17,880	20,963	19,107	(3,239)	204
Other liabilities	(8,808)	2,965	16,132	(7,313)	(33,652)
Other	(114)	(181)	(235)	(380)	(663)
Net cash provided by operating activities	149,488	3,798	27,033	69,067	(51,913)
Investing activities:
Proceeds from sale of property and equipment	5,604	230	333	19,491	8,990
Pre-delivery deposits for flight equipment, net of refunds	(27,194)	(12,790)	(25,474)	(2,384)	14,693
Purchase of property and equipment, net	(9,573)	(3,727)	(5,325)	(14,778)	(13,953)
Net cash used in investing activities	(31,163)	(16,287)	(30,466)	2,329	9,730
Financing activities:
Proceeds from issuance of debt				2,000	5,000
Proceeds from issuance of common stock, net of offering expenses	171,247
Payments on debt and capital lease obligations	(20,564)			(2,239)	(890)
Repurchase of restricted common stock	(757)			(43)	(1)
Debt issuance costs	8			(1,196)	(300)
Net cash provided by financing activities	149,934			(1,478)	3,809
Net increase (decrease) in cash and cash equivalents	268,259	(12,489)	(3,433)	69,918	(38,374)
Cash and cash equivalents at beginning of period	82,714	86,147	86,147	16,229	54,603
Cash and cash equivalents at end of period	350,973	73,658	82,714	86,147	16,229
Supplemental disclosures
Interest Paid	8,219	3,543	4,303	12,177	10,941
Taxes paid	379	504	562	1,974	148
Non-cash transactions
Exchange of notes due to related parties for common stock	279,206
Exchange of mandatorily redeemable preferred stock for common stock	81,747
Liability and equity related to tax receivable agreement	$ 36,522